UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 87.1%
Brazil — 5.5%
40,500	Banco Bradesco SA ADR(a) (Banks)	$1,294,785
88,800	Petroleo Brasileiro SA ADR(a) (Energy)	4,038,720
139,961	Unibanco Uniao de Bancos Brasileiros SA GDR (Banks)	1,003,165

		6,336,670

China — 5.7%
5,488,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	1,909,444
3,298,000	PetroChina Co. Ltd. Class H (Energy)	2,130,503
378,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,201,012
1,705,600	Yanzhou Coal Mining Co. Ltd. Class H (Materials)	1,364,458

		6,605,417

Hungary — 2.3%
43,415	OTP Bank Rt. GDR(a) (Banks)	2,670,023

India — 6.9%
277,609	Bharti Tele-Ventures Ltd.* (Telecommunication Services)	1,420,716
262,531	ICICI Bank Ltd. (Banks)	2,347,315
23,748	Infosys Technologies Ltd. (Software & Services)	1,221,413
48,204	Jet Airways (India) Ltd.* (Transportation)	1,476,585
50,722	Tata Consultancy Services Ltd. (Software & Services)	1,544,086

		8,010,115

Indonesia — 3.8%
22,437,500	PT Bank Pan Indonesia Tbk (Banks)	1,057,551
4,010,000	PT Bank Rakyat Indonesia (Banks)	1,218,245
4,299,500	PT Telekomunikasi Indonesia (Telecommunication Services)	2,111,113

		4,386,909

Israel — 1.7%
59,980	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals & Biotechnology)	2,001,533

Malaysia — 0.6%
2,493,000	IGB Corp. Berhad (Real Estate)	720,212

Shares	Description	Value
Common Stocks — (continued)
Malaysia — (continued)
35,727	Kris Components Berhad (Technology Hardware & Equipment)	$24,727

		744,939

Mexico — 8.1%
58,200	America Movil SA de CV ADR (Telecommunication Services)	3,298,776
304,600	Grupo Financiero Banorte SA de CV Class B (Banks)	2,028,643
327,237	Urbi, Desarrollos Urbanos SA de CV* (Consumer Durables & Apparel)	1,788,862
581,517	Wal-Mart de Mexico SA de CV Series V (Food & Staples Retailing)	2,203,859

		9,320,140

Netherlands — 1.5%
131,638	Pyaterochka Holding NV GDR* (Food & Staples Retailing)	1,763,949

Russia — 8.7%
49,626	AFK Sistema GDR* (Commercial Services & Supplies)	813,866
117,000	Lukoil ADR (Energy)	4,065,750
43,500	Mobile Telesystems ADR (Telecommunication Services)	1,526,850
65,328	Oao Open Investments GDR* (Real Estate)	522,624
2,107	Sberbank RF (Banks)	1,384,299
166,676	VolgaTelecom ADR (Telecommunication Services)	1,133,397
5,278	Vsmpo-Avisma Corp. (Materials)	562,107

		10,008,893

South Africa — 10.8%
134,600	ABSA Group Ltd. (Banks)	1,634,768
480,232	FirstRand Ltd. (Banks)	968,078
114,712	Harmony Gold Mining Co. Ltd. ADR (Materials)	851,077
190,113	JD Group Ltd. (Retailing)	1,680,867
283,238	Massmart Holdings Ltd. (Food & Staples Retailing)	1,758,505
74,607	Sasol (Energy)	1,846,804
229,743	Standard Bank Group Ltd. (Diversified Financials)	2,091,251
98,244	Telkom South Africa Ltd. (Telecommunication Services)	1,604,272

		12,435,622

South Korea — 12.7%
92,863	Hana Bank (Banks)	2,356,315

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
29,690	Hyundai Mobis (Automobiles & Components)	$1,951,800
83,741	Kookmin Bank (Banks)	3,672,033
11,126	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,367,734
50,950	Shinhan Financial Group Co. Ltd. (Banks)	1,299,878

		14,647,760

Taiwan — 14.0%
317	Advanced Semiconductor Engineering, Inc.* (Semiconductors & Semiconductor Equipment)	229
2,695,000	Capital Securities Corp. (Diversified Financials)	1,104,670
910,533	Career Technology (MFG.) Co. Ltd. (Technology Hardware & Equipment)	1,253,308
456,129	Hon Hai Precision (Technology Hardware & Equipment)	2,387,202
403,000	Hotai Motor Co. Ltd. (Automobiles & Components)	910,178
1,952,000	Hsinchu International Bank* (Banks)	1,144,076
1,048,000	Hung Poo Real Estate Development Corp. (Real Estate)	747,544
709,715	Quanta Computer, Inc. (Technology Hardware & Equipment)	1,294,874
2,547,000	SinoPac Holdings Co. Ltd. (Banks)	1,355,792
1,510,956	Taishin Financial Holdings Co. Ltd. (Banks)	1,302,457
2,584,895	Taiwan Semiconductor (Semiconductors & Semiconductor Equipment)	4,660,401

		16,160,731

Thailand — 1.6%
638,900	Bangkok Bank Public Co. Ltd. (Banks)	1,818,442

Turkey — 3.2%
371,699	Denizbank AS* (Diversified Financials)	1,215,832
64,500	Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services)	1,035,870
271,744	Turkiye Is Bankasi Series C (Banks)	1,467,740

		3,719,442

TOTAL COMMON STOCKS		$100,630,585

Shares	Description	Value
Preferred Stocks — 10.4%
Brazil — 6.1%
2,689,000	Caemi Mineracao E Metalurgica SA (Materials)	$2,343,598
73,000	Companhia de Bebidas das Americas ADR (Food Beverage & Tobacco)	2,203,870
7,373	Telemig Celular SA Class G (Telecommunication Services)	1,370,867
68,100	Tim Participacoes SA ADR (Telecommunication Services)	1,072,575

		6,990,910

South Korea — 4.3%
69,590	Hyundai Motor Co. Ltd. (Automobiles & Components)	2,547,554
7,740	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,458,510

		5,006,064

TOTAL PREFERRED STOCKS		$11,996,974

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
91,200	TelecomAsia Corp. Public — Alien Market (Telecommunication Services)	04/2008	$—

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$112,627,559

Shares	Description	Value
Securities Lending Collateral — 4.3%
5,003,825	Boston Global Investment Trust — Enhanced Portfolio	$5,003,825

TOTAL INVESTMENTS— 101.8%		$117,631,384

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2005, the Fund had an outstanding forward foreign currency exchange contract to purchase foreign currency as follows:

Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Unrealized Loss

Thailand Baht	06/02/2005	$83,555	$83,002	$(553)
	06/03/2005	141,679	141,546	(133)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$225,234	$224,548	$(686)

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$96,933,116

Gross unrealized gain	22,273,595
Gross unrealized loss	(1,575,327)

Net unrealized security gain	$20,698,268

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Automobiles & Components	4.7%
Banks	26.0
Capital Goods	1.0
Commercial Services & Supplies	0.7
Consumer Durables & Apparel	1.5
Diversified Financials	3.8
Energy	10.5
Food & Staples Retailing	5.0
Food Beverage & Tobacco	1.9
Materials	4.4
Pharmaceuticals & Biotechnology	1.7
Real Estate	1.7
Retailing	1.5
Semiconductors & Semiconductor Equipment	10.8
Short-Term Investments#	4.3
Software & Services	2.4
Technology Hardware & Equipment	4.3
Telecommunication Services	14.3
Transportation	1.3

TOTAL INVESTMENTS	101.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 91.1%
Australia — 2.3%
448,251	Coates Hire Ltd. (Capital Goods)	$1,410,981
515,235	Great Southern Plantations Ltd. (Materials)	1,378,255

		2,789,236

Austria — 0.7%
9,115	Agrana Beteiligungs AG (Food Beverage & Tobacco)	815,997

Canada — 1.0%
53,919	March Networks Corp.* (Software & Services)	508,007
246,326	Valkyries Petroleum Corp.* (Energy)	784,978

		1,292,985

China — 0.9%
342,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,086,630

Denmark — 0.6%
9,195	Bryggerigruppen A/S(a) (Food Beverage & Tobacco)	739,734

Finland — 1.5%
37,297	Huhtamaki Oyj(a) (Materials)	566,305
1	TietoEnator Oyj (Software & Services)	31
77,254	Vacon Oyj (Capital Goods)	1,281,762

		1,848,098

France — 0.8%
73,615	Trader Classified Media NV* (Media)	1,036,262

Germany — 8.4%
30,121	CENTROTEC Sustainable AG* (Materials)	805,602
17,564	Conergy AG* (Utilities)	1,479,435
196,898	Curanum AG(a) (Health Care Equipment & Services)	993,400
20,611	ElringKlinger AG (Automobiles & Components)	1,527,859
43,321	IDS Scheer AG(a) (Software & Services)	810,260
14,294	Paragon AG (Technology Hardware & Equipment)	279,109
121,190	Pfleiderer AG* (Capital Goods)	1,890,688
33,858	Premiere AG* (Media)	1,180,340
24,206	Surteco AG (Consumer Durables & Apparel)	834,027
236,083	TA Triumph-Adler AG* (Commercial Services & Supplies)	569,924

		10,370,644

Greece — 1.8%
68,995	Bank of Piraeus (Banks)	1,233,498

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
34,210	Greek Organization of Football Prognostics (Hotels, Restaurants & Leisure)	$935,305

		2,168,803

Hong Kong — 2.8%
381,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,676,830
780,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,741,966

		3,418,796

Indonesia — 1.4%
5,879,000	PT Bank Rakyat Indonesia (Banks)	1,786,050

Ireland — 1.8%
58,559	DCC PLC (Capital Goods)	1,163,044
72,179	IAWS Group PLC (Food Beverage & Tobacco)	1,081,866

		2,244,910

Italy — 3.5%
202,000	Astaldi SpA(a) (Capital Goods)	1,300,477
397,000	Gruppo Coin SpA*(a) (Retailing)	1,173,223
58,000	Marzotto SpA (Consumer Durables & Apparel)	1,275,297
249,000	Sirti SpA* (Technology Hardware & Equipment)	577,871

		4,326,868

Japan — 23.2%
690	Arisawa Mfg. Co. Ltd.(a) (Technology Hardware & Equipment)	19,924
46,000	ARRK Corp.(a) (Commercial Services & Supplies)	1,880,726
61,160	As One Corp. (Health Care Equipment & Services)	1,175,372
47,000	C. Uyemura & Co. Ltd. (Materials)	1,448,901
35,900	Central Leasing Co. Ltd. (Commercial Services & Supplies)	1,371,785
195,000	CKD Corp.(a) (Capital Goods)	1,386,506
26,000	Eneserve Corp. (Capital Goods)	850,120
122,000	Hitachi Tool Engineering Ltd. (Capital Goods)	1,343,207
551	Japan Wind Development Co. Ltd.(a) (Utilities)	1,051,153
81,300	Kato Sangyo Co. Ltd. (Retailing)	1,191,732
42,800	MODEC, Inc.(a) (Energy)	990,666

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
9,507	Moshi Moshi Hotline, Inc.(a) (Commercial Services & Supplies)	$947,117
87,000	Nihon Kohden Corp.(a) (Health Care Equipment & Services)	1,244,144
118,000	Nihon Parkerizing Co. Ltd. (Materials)	1,406,446
60	Nishimatsuya Chain Co. Ltd. (Retailing)	1,435
85,000	Nissha Printing Co. Ltd. (Commercial Services & Supplies)	1,309,461
55,900	Resorttrust, Inc.(a) (Hotels, Restaurants & Leisure)	1,412,085
25,400	Ryohin Keikaku Co. Ltd. (Retailing)	1,150,255
18,600	Shuei Yobiko Co. Ltd. (Commercial Services & Supplies)	587,540
1	Simplex Investment Advisors, Inc.* (Real Estate)	30,405
413	SK-Electronics Co. Ltd. (Technology Hardware & Equipment)	1,149,051
35,700	Takamatsu Corp. (Capital Goods)	1,090,948
25	Takeuchi Mfg. Co. Ltd. (Capital Goods)	978
35,300	Tamron Co. Ltd.(a) (Consumer Durables & Apparel)	1,129,230
67,800	TOCALO Co. Ltd.(a) (Capital Goods)	1,476,260
58,400	Tohokushinsha Film Corp. (Media)	1,293,458
18,200	Tomen Electronics Corp. (Technology Hardware & Equipment)	452,884
47,450	USEN Corp. (Media)	1,271,570

		28,663,359

Luxembourg — 0.8%
21,789	SBS Broadcasting SA* (Media)	963,292

Netherlands — 5.2%
28,535	Aalberts Industries NV(a) (Capital Goods)	1,256,120
220,155	Buhrmann NV(a) (Commercial Services & Supplies)	2,017,577
59,821	Heijmans NV (Capital Goods)	2,555,353
10,531	Hunter Douglas NV(a) (Consumer Durables & Apparel)	544,543

		6,373,593

Shares	Description	Value
Common Stocks — (continued)
Norway — 0.7%
30,019	TGS Nopec Geophysical Co. ASA* (Energy)	$827,549

Russia — 0.6%
44,326	AFK Sistema GDR* (Commercial Services & Supplies)	726,946

Singapore — 2.5%
957,000	Ascendas Real Estate Investment Trust* (Real Estate)	1,244,428
1,773,000	Citiraya Industries Ltd. (Commercial Services & Supplies)	—
2,017,000	StarHub Ltd.* (Telecommunication Services)	1,851,517

		3,095,945

Sweden — 3.3%
306,687	Boss Media AB* (Retailing)	1,091,935
114,596	Intrum Justitia AB* (Commercial Services & Supplies)	784,098
243,500	Observer AB (Commercial Services & Supplies)	983,308
231,483	Skandia Forsakrings AB(a) (Insurance)	1,275,483

		4,134,824

Switzerland — 1.4%
696	Jelmoli Holding AG (Retailing)	945,322
541	Lindt & Spruengli AG (Food Beverage & Tobacco)	844,801

		1,790,123

Thailand — 1.1%
584,900	Advanced Info Service Public Co. Ltd. (Telecommunication Services)	1,324,411

United Kingdom — 24.8%
444,427	Augean PLC* (Diversified Financials)	1,744,349
187,736	Carter & Carter Group PLC* (Automobiles & Components)	1,190,562
150,000	Caspian Energy Ltd.* (Materials)	170,353
1,021,726	Christian Salvesen PLC (Transportation)	1,086,099
351,449	Chrysalis Group PLC (Media)	937,351
2,980,325	Corporate Services Group PLC* (Commercial Services & Supplies)	462,483

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
274,550	Dignity PLC (Commercial Services & Supplies)	$1,759,543
602,429	European Nickel PLC* (Materials)	301,360
68,978	First Calgary Petroleums Ltd.* (Energy)	571,268
84,948	French Connection Group PLC (Retailing)	426,670
166,587	Gaming VC Holdings SA* (Hotels, Restaurants & Leisure)	1,792,149
509,994	Grove Energy Ltd. (Diversified Financials)	282,647
420,750	Heywood Williams Group PLC (Capital Goods)	711,875
318,560	Homestyle Group PLC* (Retailing)	320,701
53,644	Imperial Energy Corp. Ltd.* (Energy)	341,168
717,231	lastminute.com PLC* (Software & Services)	2,154,432
171,648	Luminar PLC (Hotels, Restaurants & Leisure)	1,611,024
110,914	M&C Saatchi* (Media)	260,997
295,677	MFI Furniture Group PLC (Retailing)	574,884
523,913	Mowlem PLC (Capital Goods)	1,711,226
34,800	NDS Group PLC ADR* (Software & Services)	1,097,244
551,694	Oriel Resources PLC* (Materials)	255,633
91,760	PlusNet PLC* (Software & Services)	317,634
406,712	Raymarine PLC* (Technology Hardware & Equipment)	1,465,655
96,706	Redrow PLC (Consumer Durables & Apparel)	700,779
144,601	Ricardo PLC (Commercial Services & Supplies)	751,478
1,847,929	Sanctuary Group PLC (Media)	1,350,534
190,343	Shanks Group PLC (Commercial Services & Supplies)	470,550
288,806	Sibir Energy PLC* (Energy)	1,049,580
361,818	Sierra Leone Diamond Co.* (Materials)	256,409
242,228	Sportingbet PLC* (Hotels, Restaurants & Leisure)	1,261,853
183,044	Taylor Nelson Sofres PLC (Media)	714,610
248,699	Unite Group PLC (Real Estate)	1,285,082
169,606	Wincanton PLC (Transportation)	780,188

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
158,479	Wolfson Microelectronics PLC* (Technology Hardware & Equipment)	$449,237

		30,617,607

TOTAL COMMON STOCKS		$112,442,662

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.8%
State Street Bank & Trust Euro — Time Deposit
$8,370,000	3.00%	06/01/2005	$8,370,000

Units	Expiration Date	Value
Warrant* — 0.0%
Oriel Resources PLC
31,958	02/2010	$—

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$120,812,662

Shares	Description	Value
Securities Lending Collateral — 10.1%
12,476,999	Boston Global Investment Trust — Enhanced Portfolio	$12,476,999

TOTAL INVESTMENTS — 108.0%		$133,289,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depositary Receipt

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain (Loss)

FTSE 100 Index	19	June 2005	$1,718,956	$(5,194)
DJ EURO STOXX 50 Index	102	June 2005	3,891,685	68,763

			$5,610,641	$63,569

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$119,941,627

Gross unrealized gain	18,709,345
Gross unrealized loss	(5,361,311)

Net unrealized security gain	$13,348,034

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Automobiles & Components	2.2%
Banks	2.5
Capital Goods	16.6
Commercial Services & Supplies	11.8
Consumer Durables & Apparel	5.0
Diversified Financials	1.6
Energy	3.7
Food Beverage & Tobacco	2.8
Health Care Equipment & Services	2.8
Hotels, Restaurants & Leisure	5.7
Insurance	1.0
Materials	5.3
Media	7.3
Real Estate	2.1
Retailing	5.6
Semiconductors & Semiconductor Equipment	1.4
Short-Term Investments	16.9
Software & Services	4.0
Technology Hardware & Equipment	3.6
Telecommunication Services	2.6
Transportation	1.5
Utilities	2.0

TOTAL INVESTMENTS	108.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral and short-term obligations.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
Australia — 1.4%
1,344,375	Alumina Ltd. (Materials)	$5,569,383

France — 17.9%
147,164	CapGemini SA* (Software & Services)	4,694,817
374,472	Credit Agricole SA(a) (Banks)	9,710,219
144,480	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	10,307,468
255,135	PagesJaunes SA(a) (Media)	6,166,101
159,598	PSA Peugeot Citroen(a) (Automobiles & Components)	9,551,667
109,098	Schneider Electric SA (Capital Goods)	8,021,292
66,555	Total SA Class B(a) (Energy)	14,800,540
88,738	Vinci SA(a) (Capital Goods)	6,644,129

		69,896,233

Germany — 6.8%
82,266	Deutsche Boerse AG*(a) (Diversified Financials)	6,036,822
138,943	E.ON AG (Utilities)	12,022,816
144,266	Premiere AG*(a) (Media)	5,029,325
58,802	Schering AG (Pharmaceuticals & Biotechnology)	3,690,489

		26,779,452

Hong Kong — 7.1%
1,077,440	Dah Sing Banking Group Ltd. (Banks)	1,950,006
436,425	Dah Sing Financial Group (Banks)	2,801,473
1,370,000	Esprit Holdings Ltd. (Retailing)	9,786,521
2,298,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	5,132,101
1,164,000	Wing Hang Bank Ltd. (Banks)	8,294,059

		27,964,160

Hungary — 1.0%
62,200	OTP Bank Rt. GDR (Banks)	3,825,300

Italy — 2.1%
1,766,487	Banca Intesa SpA(a) (Banks)	8,250,020

Japan — 12.2%
225,100	Credit Saison Co. Ltd. (Diversified Financials)	7,472,443
510	Millea Holdings, Inc. (Insurance)	6,748,272
796,000	Mitsui Fudosan Co. Ltd. (Real Estate)	8,860,679
790	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	7,180

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,385	NTT Urban Development Corp. (Real Estate)	$6,146,632
18,900	Obic Co. Ltd. (Software & Services)	3,298,605
310,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	5,049,413
235,300	Shin-Etsu Chemical Co. Ltd. (Materials)	8,678,848
21,070	USS Co. Ltd. (Retailing)	1,326,089

		47,588,161

Netherlands — 2.9%
197,970	ING Groep NV(a) (Diversified Financials)	5,477,650
212,445	VNU NV (Media)	5,779,045

		11,256,695

Norway — 1.8%
864,054	Telenor ASA (Telecommunication Services)	6,881,068

Russia — 2.9%
175,100	Lukoil ADR (Energy)	6,084,725
154,000	Mobile Telesystems ADR (Telecommunication Services)	5,405,400

		11,490,125

South Korea — 4.5%
291,152	Hyundai Motor Co. Ltd. GDR(b) (Automobiles & Components)	8,239,602
18,100	Samsung Electronics Co. Ltd. GDR (Semiconductors & Semiconductor Equipment)	4,351,474
29,000	Samsung Electronics Co. Ltd. GDR(b) (Semiconductors & Semiconductor Equipment)	4,898,050

		17,489,126

Spain — 2.6%
662,262	Banco Bilbao Vizcaya Argentaria SA (Banks)	10,384,595

Sweden — 4.2%
1,604,011	Skandia Forsakrings AB (Insurance)	8,838,180
2,463,265	Telefonaktiebolaget LM Ericsson Series B (Technology Hardware & Equipment)	7,746,973

		16,585,153

Switzerland — 8.5%
170,728	Credit Suisse Group* (Diversified Financials)	6,829,811
55,636	Nestle SA (Food Beverage & Tobacco)	14,643,568

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
241,376	Novartis AG (Pharmaceuticals & Biotechnology)	$11,783,140

		33,256,519

Taiwan — 1.8%
664,608	Hon Hai Precision Industry Co. Ltd. GDR(a) (Technology Hardware & Equipment)	6,878,693

United Kingdom — 21.3%
470,400	BP PLC (Energy)	4,717,971
363,253	British Sky Broadcasting Group PLC (Media)	3,602,130
135,701	Carnival PLC (Hotels, Restaurants & Leisure)	7,429,180
552,220	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	13,667,442
29,042	Man Group PLC (Diversified Financials)	695,272
824,756	Prudential PLC (Insurance)	7,317,986
913,419	Rolls-Royce Group PLC* (Capital Goods)	4,503,838
131,181	Royal Bank of Scotland Group PLC (Banks)	3,849,296
543,124	Shire Pharmaceuticals Group PLC (Pharmaceuticals & Biotechnology)	5,763,989
7,099,799	Vodafone Group PLC (Telecommunication Services)	17,873,973
1,438,494	William Morrison Supermarkets PLC (Food & Staples Retailing)	4,943,417
832,042	WPP Group PLC (Media)	8,868,210

		83,232,704

TOTAL COMMON STOCKS		$387,327,387

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.4%
State Street Bank & Trust Euro — Time Deposit
$5,420,000	3.00%	06/01/2005	$5,420,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$392,747,387

Shares	Description	Value
Securities Lending Collateral — 15.5%
60,570,880	Boston Global Investment Trust — Enhanced Portfolio	$60,570,880

TOTAL INVESTMENTS — 115.9%		$453,318,267

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,137,652, which represents approximately 3.4% of net assets as of May 31, 2005.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depositary Receipt

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	06/15/2005	$18,476,620	$17,930,281	$—	$546,339
	06/22/2005	15,793,362	15,435,749	—	357,613
	09/21/2005	5,171,574	5,126,996	—	44,578
British Pounds	06/15/2005	15,346,750	14,872,333	—	474,417
	07/20/2005	16,181,310	15,992,015	—	189,295
Canadian Dollar	06/15/2005	20,605,643	20,429,416	—	176,227
Danish Krone	06/30/2005	3,434,841	3,367,675	—	67,166
Euro	06/15/2005	20,286,971	19,475,194	—	811,777
	06/30/2005	13,939,522	13,671,398	—	268,124
Hong Kong Dollar	06/14/2005	2,700,338	2,703,826	3,488	—
Japanese Yen	06/15/2005	18,389,694	17,921,991	—	467,703
	06/28/2005	34,752,938	34,637,417	—	115,521
Norwegian Krone	06/10/2005	1,658,824	1,624,855	—	33,969
	06/15/2005	21,717,000	20,701,698	—	1,015,302
	09/21/2005	7,530,974	7,447,863	—	83,111
Singapore Dollar	06/23/2005	3,422,184	3,340,502	—	81,682
Swedish Krona	06/15/2005	15,192,621	14,384,007	—	808,614
	06/22/2005	1,087,821	1,032,887	—	54,934
	09/21/2005	4,513,671	4,420,644	—	93,027
Swiss Franc	06/15/2005	20,290,542	19,713,220	—	577,322

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$260,493,200	$254,229,967	$3,488	$6,266,721

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	06/15/2005	$18,240,948	$17,930,281	$310,667	$—
British Pounds	06/15/2005	15,337,000	14,872,334	464,666	—
	09/21/2005	2,467,700	2,458,751	8,949	—
Canadian Dollar	06/15/2005	20,628,388	20,429,416	198,972	—
	09/21/2005	7,745,070	7,809,369	—	64,299
Euro	06/15/2005	20,441,000	19,475,193	965,807	—
	06/30/2005	2,819,835	2,796,231	23,604	—
	09/21/2005	7,562,600	7,389,366	173,234	—
Hong Kong Dollar	06/14/2005	23,033,789	23,031,372	2,417	—
Hungarian Forint	06/13/2005	3,747,822	3,506,113	241,709	—
Japanese Yen	06/15/2005	18,124,000	17,921,991	202,009	—
	09/21/2005	2,590,918	2,565,817	25,101	—
Norwegian Krone	06/10/2005	7,175,125	6,781,449	393,676	—
	06/15/2005	21,172,050	20,701,699	470,351	—
Swedish Krona	06/15/2005	15,273,639	14,384,007	889,632	—
	06/22/2005	8,002,568	7,457,638	544,930	—
	09/21/2005	2,463,000	2,430,126	32,874	—
Swiss Franc	06/15/2005	20,760,443	19,713,220	1,047,223	—
	07/15/2005	6,199,385	5,992,728	206,657	—
	09/21/2005	7,734,612	7,595,749	138,863	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$231,519,892	$225,242,850	$6,341,341	$64,299

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$412,209,547

Gross unrealized gain	47,152,309
Gross unrealized loss	(6,043,589)

Net unrealized security gain	$41,108,720

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Automobiles & Components	4.6%
Banks	12.6
Capital Goods	4.9
Consumer Durables & Apparel	4.0
Diversified Financials	6.8
Energy	6.5
Food & Staples Retailing	1.3
Food Beverage & Tobacco	3.7
Hotels, Restaurants & Leisure	1.9
Insurance	5.9
Materials	3.6
Media	7.5
Pharmaceuticals & Biotechnology	8.9
Real Estate	3.8
Retailing	2.8
Semiconductors & Semiconductor Equipment	2.4
Software & Services	2.0
Short-Term Investments#	16.9
Technology Hardware & Equipment	5.0
Telecommunication Services	7.7
Utilities	3.1

TOTAL INVESTMENTS	115.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short- term investments include securities lending collateral and short-term obligations.

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 94.5%
China — 8.2%
518,000	China Mobile Ltd. (Communication)	$1,882,359
2,772,560	China Telecom Corp. Ltd. Class H (Communication)	964,659
3,218,000	PetroChina Co. Ltd. Class H (Petroleum and Coal Products)	2,078,823
272,000	Weichai Power Co. Ltd. Class H (Miscellaneous)	864,220
1,828,800	Yanzhou Coal Mining Co. Ltd. Class H (Coal Mining)	1,463,017

		7,253,078

Hong Kong — 19.0%
295,000	ASM Pacific Technology Ltd. (Electronic and Other Electric Equipment)	1,298,333
162,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,478,620
2,250,739	China National Aviation Co. Ltd. (Transportation by Air)	505,185
268,900	CLP Holdings Ltd. (Electric, Gas and Sanitation)	1,536,924
509,720	Dah Sing Banking Group Ltd. (Banking)	922,517
13,200	Dah Sing Financial Group (Banking)	84,733
335,500	Esprit Holdings Ltd. (Apparel and Other Textiles)	2,396,626
207,000	Hong Kong Electric Holdings Ltd. (Electric, Gas and Sanitation)	914,252
228,500	Hutchison Whampoa Ltd. (Holdings & Other Investments)	1,982,903
656,000	Sino Land Co. Ltd. (Holdings & Other Investments)	667,570
73,000	Sun Hung Kai Properties Ltd. (Real Estate)	694,744
96,500	Swire Pacific Ltd. Series A (Holdings & Other Investments)	825,732
1,237,000	Techtronic Industries Co. Ltd. (Electronic and Other Electric Equipment)	2,762,580
259,100	The Wharf (Holdings) Ltd. (Holdings & Other Investments)	844,991

		16,915,710

India — 9.3%
205,202	Bharti Tele-Ventures Ltd.* (Communication)	1,050,159
4,829	Hindustan Lever Ltd. (Chemicals & Allied Products)	15,801
330,806	ICICI Bank Ltd. (Banking)	2,957,768
58,000	Infosys Technologies Ltd. (Software Services)	2,983,072

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
40,910	Jet Airways (India) Ltd.* (Transportation by Air)	$1,253,155

		8,259,955

Indonesia — 5.2%
20,615,500	PT Bank Pan Indonesia Tbk (Banking)	971,674
6,262,000	PT Bank Rakyat Indonesia (Banking)	1,902,406
3,584,100	PT Telekomunikasi Indonesia (Communication)	1,759,842

		4,633,922

Malaysia — 3.0%
199,208	AmInvestment Group Berhad* (Banking)	84,925
989,000	AMMB Holdings Berhad (Banking)	602,793
2,464,000	IGB Corp. Berhad (Real Estate)	711,834
92,049	Kris Components Berhad (Miscellaneous)	63,708
25	Public Bank Berhad — Foreign Market (Banking)	44
200	SP Setia Berhad (Real Estate)	195
453,300	Tenaga Nasional Berhad (Electric, Gas and Sanitation)	1,228,682

		2,692,181

Singapore — 8.4%
783,000	Ascendas Real Estate Investment Trust (Real Estate)	1,018,168
1,781,000	Citiraya Industries Ltd. (Miscellaneous)	—
129,000	Keppel Corp. Ltd. (Miscellaneous)	894,649
1,604,000	LMA International NV* (Miscellaneous)	765,047
2,236,000	Macquarie International Infrastructure Fund Ltd.* (Infrastructure)	1,489,057
131,000	Oversea-Chinese Banking Corp. Ltd. (Banking)	1,091,201
1,171,000	StarHub Ltd.* (Communication)	1,074,926
138,412	United Overseas Bank Ltd. (Banking)	1,186,156

		7,519,204

South Korea — 20.1%
33,460	Daishin Securities Co. (Depository Institutions)	426,355
109,336	Hana Bank (Banking)	2,774,303
34,120	Hyundai Mobis (Auto Services)	2,243,026
81,545	Kookmin Bank (Banking)	3,575,738
4,890	POSCO (Primary Metal Industries)	871,587

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
12,000	Samsung Electronics Co. Ltd. (Electronic and Other Electric Equipment)	$5,789,395
22,380	Shinhan Financial Group Co. Ltd. (Banking)	570,976
16,680	SK Corp. (Oil & Gas Extraction)	864,854
4,280	SK Telecom Co. Ltd. (Communication)	780,243

		17,896,477

Taiwan — 18.8%
297,050	AU Optronics Corp. (Electronic and Other Electric Equipment)	491,078
1,707,000	Capital Securities Corp. (Depository Institutions)	699,692
634,797	Career Technology (MFG.) Co. Ltd. (Electronic and Other Electric Equipment)	873,770
563,515	China Steel Corp. (Primary Metal Industries)	548,230
394,000	Chinatrust Financial Holding Co. Ltd. (Banking)	442,625
31,616	Compal Electronics, Inc. (Electronic and Other Electric Equipment)	30,230
391,042	Hon Hai Precision (Electronic and Other Electric Equipment)	2,046,562
199,000	Hotai Motor Co. Ltd. (Auto Retail)	449,443
1,280,000	Hsinchu International Bank* (Banking)	750,214
858,000	Hung Poo Real Estate Development Corp. (Real Estate)	612,016
11,617	Nan Ya Plastic Corp. (Chemicals & Allied Products)	15,880
632,836	Quanta Computer, Inc. (Electronic and Other Electric Equipment)	1,154,608
1,294,000	Siliconware Precision Industries Co. (Electronic and Other Electric Equipment)	1,226,248
1,314,000	SinoPac Holdings Co. Ltd. (Banking)	699,455
655,200	Synnex Technology International Corp. (Electronic and Other Electric Equipment)	976,854
1,150,695	Taishin Financial Holdings Co. Ltd. (Banking)	991,909
2,228,730	Taiwan Semiconductor (Electronic and Other Electric Equipment)	4,018,258

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
1,072,583	United Microelectronics Corp.* (Electronic and Other Electric Equipment)	$722,650

		16,749,722

Thailand — 2.5%
411,500	Advanced Info Service Public Co. Ltd. (Communication)	931,775
463,900	Bangkok Bank Public Co. Ltd. (Banking)	1,320,356

		2,252,131

TOTAL COMMON STOCKS		$84,172,380

Preferred Stocks — 4.9%
South Korea — 4.9%
69,230	Daishin Securities Co. (Depository Institutions)	$639,817
52,880	Hyundai Motor Co. Ltd. (Auto Services)	1,935,834
5,820	Samsung Electronics Co. Ltd. (Electronic and Other Electric Equipment)	1,848,647

		4,424,298

TOTAL PREFERRED STOCKS		$4,424,298

Expiration
Units	Description	Month	Value
Right* — 0.0%
198,411	TelecomAsia Corp. Public — Alien Market (Communication)	04/2008	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation — 1.7%
State Street Bank & Trust Euro — Time Deposit
$1,495,000	3.00%	06/01/2005	$1,495,000

TOTAL INVESTMENTS — 101.1%			$90,091,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$78,559,003

Gross unrealized gain	13,254,620
Gross unrealized loss	(1,721,945)

Net unrealized security gain	$11,532,675

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Apparel and Other Textiles	2.7%
Auto Retail	0.5
Auto Services	4.7
Banking	23.5
Coal Mining	1.6
Communication	9.5
Depository Institutions	2.0
Electric, Gas and Sanitation	4.1
Electronic and Other Electric Equipment	26.1
Holdings & Other Investments	4.8
Infrastructure	1.7
Miscellaneous	2.9
Oil & Gas Extraction	1.0
Petroleum and Coal Products	2.3
Primary Metal Industries	1.6
Real Estate	5.1
Short-Term Obligations	1.7
Software Services	3.3
Transportation by Air	2.0

TOTAL INVESTMENTS	101.1%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
12,000	ARRK Corp. (Other Products)	$490,624
5,800	ASKUL Corp. (Retail Trade)	324,647
51,000	Air Water, Inc.(a) (Chemicals)	381,907
71,000	Ajinomoto Co., Inc. (Foods)	784,012
170	Arisawa Mfg. Co. Ltd.(a) (Chemicals)	4,909
85,000	Asahi Glass Co. Ltd. (Glass & Ceramics Products)	915,974
51,000	Bosch Automotive Systems Corp. (Transportation Equipment)	252,852
12,800	Canon, Inc. (Electric Appliances)	692,163
6,800	Cawachi Ltd. (Retail Trade)	297,370
39,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceutical)	589,367
152,000	Daido Steel Co. Ltd.(a) (Iron & Steel)	617,305
160,000	Dainippon Ink and Chemicals, Inc. (Chemicals)	472,647
13,800	Daito Trust Construction Co. Ltd. (Construction)	518,467
40,400	Denso Corp. (Transportation Equipment)	916,166
11,100	Eneserve Corp. (Electric Appliances)	362,936
10,000	Fast Retailing Co. Ltd. (Retail Trade)	526,996
6,680	Fuji Seal International, Inc.(a) (Other Products)	210,341
7,700	Hakuhodo DY Holdings, Inc. (Services)	538,471
9,400	Hirose Electric Co. Ltd. (Electric Appliances)	995,621
17,900	Honda Motor Co. Ltd. (Transportation Equipment)	881,032
9,400	Hoya Corp. (Precision Instruments)	1,046,497
14,400	Ito-Yokado Co. Ltd. (Retail Trade)	485,949
22,500	JFE Holdings, Inc. (Iron & Steel)	563,775
200	KDDI Corp. (Information & Communication)	914,659
136,000	Komatsu Ltd. (Machinery)	1,015,568
13,510	Kose Corp. (Chemicals)	456,043
148,000	Kubota Corp. (Machinery)	818,111
31,000	Kyowa Exeo Corp. (Construction)	253,743
500	Leopalace21 Corp. (Real Estate)	7,643
800	Matsushita Electric Works Ltd. (Electric Appliances)	6,612
68,100	Mitsubishi Corp. (Wholesale Trade)	898,804
125	Mitsubishi Tokyo Financial Group, Inc. (Banks)	1,033,083
84,000	Mitsui Fudosan Co. Ltd. (Real Estate)	935,046

Shares	Description	Value
Common Stocks — (continued)
73,000	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	$437,427
76,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	690,743
54,000	Morinaga Milk Industry Co. Ltd. (Foods)	222,835
19,000	NEOMAX Co. Ltd.(a) (Electric Appliances)	427,126
29,000	NGK Insulators Ltd. (Glass & Ceramics Products)	301,896
20,800	NOK Corp. (Transportation Equipment)	562,541
15,200	NS Solutions Corp. (Information & Communication)	319,405
60	NTT Urban Development Corp. (Real Estate)	266,280
112	Net One Systems Co. Ltd. (Wholesale Trade)	307,247
2,700	Nidec Corp. (Electric Appliances)	295,299
103,000	Nippon Shinpan Co. Ltd. (Other Financing Business)	501,609
8,620	Nishimatsuya Chain Co. Ltd. (Retail Trade)	206,164
54,000	Nissan Chemical Industries Ltd. (Chemicals)	552,863
98,100	Nissan Motor Co. Ltd. (Transportation Equipment)	961,414
7,900	Nitori Co. Ltd. (Retail Trade)	520,233
18,700	Nitto Denko Corp. (Chemicals)	1,047,129
7,900	ORIX Corp. (Other Financing Business)	1,137,062
1,900	Obic Co. Ltd. (Information & Communication)	331,606
94,000	Oji Paper Co. Ltd. (Pulp & Paper)	497,156
12,400	Plenus Co. Ltd. (Retail Trade)	385,349
26,000	Rengo Co. Ltd. (Pulp & Paper)	134,378
8,300	Resorttrust, Inc.(a) (Services)	209,666
77,000	Ricoh Co. Ltd. (Electric Appliances)	1,254,209
14,700	Ryohin Keikaku Co. Ltd. (Retail Trade)	665,699
9,000	Sankyo Seiki Manufacturing Co. Ltd. (Electric Appliances)	82,892
38	Sapporo Hokuyo Holdings, Inc. (Banks)	274,374
300	Secom Co. Ltd. (Services)	12,655
84,000	Shimadzu Corp.(a) (Precision Instruments)	497,561
28,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,054,888
18,200	Sumisho Lease Co. Ltd. (Other Financing Business)	641,380
199	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,285,916

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
1,800	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	$80,678
24,700	Takeda Chemical Industries Ltd. (Pharmaceutical)	1,186,270
106,000	The Chiba Bank Ltd. (Banks)	719,282
74,100	The Nomura Securities Co. Ltd. (Securities)	933,624
58,000	The Sumitomo Trust & Banking Co. Ltd. (Regional Banks)	343,049
187,000	Tokyo Gas Co. Ltd.(a) (Electric Power & Gas)	732,500
29,600	Tokyo Steel Manufacturing Co. Ltd.(a) (Iron & Steel)	387,845
214,000	Toshiba Corp. (Electric Appliances)	872,912
38,000	Toyota Motor Corp. (Transportation Equipment)	1,350,748
31,000	Toyota Tsusho Corp. (Wholesale Trade)	523,867
30,000	Tsumura & Co. (Pharmaceutical)	523,233
6,700	USS Co. Ltd. (Services)	421,680
32,000	Victor Co. of Japan Ltd.(a) (Electric Appliances)	250,134
231	West Japan Railway Co. (Land Transportation)	788,488
23,200	Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceutical)	826,068
38,300	Yokogawa Electric Corp. (Electric Appliances)	472,474

TOTAL COMMON STOCKS		$45,707,194

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$45,707,194

Securities Lending Collateral — 6.3%
2,906,903	Boston Global Investment Trust — Enhanced Portfolio	$2,906,903

TOTAL INVESTMENTS — 105.3%		$48,614,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or portion of security is on loan.

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$48,478,437

Gross unrealized gain	2,066,231
Gross unrealized loss	(1,930,571)

Net unrealized security gain	$135,660

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Banks	7.2%
Chemicals	8.6
Construction	1.7
Electric Appliances	12.4
Electric Power & Gas	1.6
Foods	2.2
Glass & Ceramics Products	2.6
Information & Communication	3.4
Insurance	1.5
Iron & Steel	3.4
Land Transportation	1.7
Machinery	4.0
Marine Transportation	0.9
Other Financing Business	4.9
Other Products	1.5
Pharmaceutical	6.8
Precision Instruments	3.3
Pulp & Paper	1.4
Real Estate	2.8
Regional Banks	0.7
Retail Trade	7.4
Securities	2.0
Services	2.6
Short-Term Investments#	6.3
Transportation Equipment	10.7
Wholesale Trade	3.7

TOTAL INVESTMENTS	105.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral.

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Finland — 0.8%
42,666	M-real Oyj (Materials)	$230,307

France — 23.0%
3,337	Air Liquide SA (Materials)	579,988
13,362	CapGemini SA* (Software & Services)	426,274
27,333	Credit Agricole SA(a) (Banks)	708,756
27,014	France Telecom SA(a) (Telecommunication Services)	768,061
9,077	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	647,570
15,348	PagesJaunes SA (Media)	370,930
11,600	PSA Peugeot Citroen(a) (Automobiles & Components)	694,240
8,898	Sanofi-Aventis (Pharmaceuticals & Biotechnology)	800,715
6,985	Total SA Class B(a) (Energy)	1,553,328
4,264	Vinci SA (Capital Goods)	319,261

		6,869,123

Germany — 2.0%
7,450	Premiere AG* (Media)	259,718
4,557	Siemens AG (Capital Goods)	332,815

		592,533

Greece — 1.2%
20,260	Hellenic Telecommunications Organization SA (OTE) (Telecommunication Services)	363,929

Hungary — 1.0%
4,650	OTP Bank Rt. GDR (Banks)	285,975

Ireland — 3.4%
33,072	Anglo Irish Bank Corp. PLC (Banks)	387,381
24,292	CRH PLC (Capital Goods)	617,181

		1,004,562

Italy — 1.6%
104,413	Banca Intesa SpA (Banks)	487,640

Netherlands — 6.4%
29,736	ING Groep NV (Diversified Financials)	822,768
18,413	Koninklijke (Royal) Philips Electronics NV (Consumer Durables & Apparel)	470,985
22,317	VNU NV (Media)	607,079

		1,900,832

Shares	Description	Value
Common Stocks — (continued)
Norway — 1.3%
47,794	Telenor ASA (Telecommunication Services)	$380,617

Spain — 4.6%
59,532	Banco Santander Central Hispano SA (Banks)	680,057
41,543	Telefonica SA (Telecommunication Services)	696,504

		1,376,561

Sweden — 4.1%
114,175	Skandia Forsakrings AB(a) (Insurance)	629,110
192,048	Telefonaktiebolaget LM Ericsson Series B (Technology Hardware & Equipment)	603,991

		1,233,101

Switzerland — 9.4%
16,147	Credit Suisse Group* (Diversified Financials)	645,945
3,988	Nestle SA (Food Beverage & Tobacco)	1,049,654
22,943	Novartis AG (Pharmaceuticals & Biotechnology)	1,119,998

		2,815,597

United Kingdom — 39.5%
6,255	AstraZeneca PLC (Pharmaceuticals & Biotechnology)	265,034
47,555	British Sky Broadcasting Group PLC (Media)	471,570
2,600	Carnival Corp. (Hotels, Restaurants & Leisure)	137,541
9,504	Carnival PLC (Hotels, Restaurants & Leisure)	520,313
52,105	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	1,289,599
48,659	HSBC Holdings PLC (Banks)	769,502
24,862	Man Group PLC (Diversified Financials)	595,202
67,658	Marks & Spencer Group PLC (Retailing)	415,107
98,590	Prudential PLC (Insurance)	874,780
16,352	Reckitt Benckiser PLC (Household & Personal Products)	499,268
100,946	Rolls-Royce Group PLC* (Capital Goods)	497,739
37,047	Royal Bank of Scotland Group PLC (Banks)	1,087,085
115,334	Shell Transport & Trading Co. PLC (Energy)	1,001,992

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
35,847	Shire Pharmaceuticals Group PLC (Pharmaceuticals & Biotechnology)	$380,432
592,290	Vodafone Group PLC (Telecommunication Services)	1,491,109
91,922	William Morrison Supermarkets PLC (Food & Staples Retailing)	315,892
34,876	Wolseley PLC (Capital Goods)	712,841
44,117	WPP Group PLC (Media)	470,215

		11,795,221

TOTAL COMMON STOCKS		$29,335,998

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$29,335,998

Securities Lending Collateral — 15.0%
4,488,513	Boston Global Investment Trust — Enhanced Portfolio	$4,488,513

TOTAL INVESTMENTS — 113.3%		$33,824,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

Investment Abbreviation: GDR — Global Depositary Receipt

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$32,021,403

Gross unrealized gain	2,234,037
Gross unrealized loss	(430,929)

Net unrealized security gain	$1,803,108

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Investments Industry Classifications†	As a % of Net Assets

Automobiles & Components	2.3%
Banks	14.8
Capital Goods	8.3
Consumer Durables & Apparel	3.8
Diversified Financials	6.9
Energy	8.6
Food & Staples Retailing	1.1
Food Beverage & Tobacco	3.5
Hotels, Restaurants & Leisure	2.2
Household & Personal Products	1.7
Insurance	5.0
Materials	2.7
Media	7.3
Pharmaceuticals & Biotechnology	12.9
Retailing	1.4
Short-Term Investments#	15.0
Software & Services	1.4
Technology Hardware & Equipment	2.0
Telecommunication Services	12.4

TOTAL INVESTMENTS	113.3%

†   Industry concentrations greater than one-tenth of one percent are disclosed.

#   Short term investments include securities lending collateral.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer